TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

Transamerica Morgan Stanley Global Allocation VP (the “portfolio”)

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Effective immediately, the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information, as applicable, concerning the portfolio.

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The first sentence of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and the first sentence in the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio are deleted in their entirety and replaced with the following:

Under normal circumstances, the portfolio’s sub-adviser, Morgan Stanley Investment Management Inc., and the portfolio’s sub-sub-adviser, Morgan Stanley Investment Management Limited (collectively, the “sub-adviser”), seek to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

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The following replaces the corresponding information in the Prospectus and Summary Prospectus for the portfolio under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Morgan Stanley Investment Management Inc.
Sub-Sub-Adviser: Morgan Stanley Investment Management Limited
Portfolio Managers:
Ryan Meredith, CFA	Portfolio Manager	since October 2025
Steven Turner, CFA	Portfolio Manager	since October 2025
Mark A. Bavoso	Portfolio Manager	since May 2020
Jim Caron	Portfolio Manager	since October 2025
Rui De Figueiredo	Portfolio Manager	since October 2025
Damon Wu	Portfolio Manager	since October 2025

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The following replaces the corresponding information in the Prospectus for the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Ryan Meredith, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2007; Head of the Portfolio Solutions Group
Steven Turner, CFA	Morgan Stanley Investment Management Limited	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Limited in an investment management capacity since 2013; Head of Investment Selection for the Portfolio Solutions Group
Mark A. Bavoso	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1986; Managing Director; Senior Portfolio Manager for the Portfolio Solutions Group
Jim Caron	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2012; Chief Investment Officer of the Portfolio Solutions Group

Rui De Figueiredo	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2007, Head and Chief Investment Officer of the Solutions & Multi-Asset Group; Member of the Global Investment Committee and of the Investment Management Operating Committee, and a senior sponsor of Investment Management’s Sustainability Council
Damon Wu	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2008; Portfolio Manager for the Portfolio Solutions Group

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The following is added alphabetically to the sub-section entitled “Further Information About Each Sub-Adviser” under the section “Sub-Advisers” in the Prospectus:

Morgan Stanley Investment Management Limited, a registered investment adviser affiliated with Morgan Stanley Investment Management Inc., serves as sub-sub-adviser to Transamerica Morgan Stanley Global Allocation VP pursuant to a Delegation Agreement with Morgan Stanley Investment Management, Inc. Morgan Stanley Investment Management Limited is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

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The seventh paragraph under the section entitled “Sub-Advisers” of the Statement of Additional Information is deleted in its entirety and replaced with the following:

In rendering investment sub-advisory services to Transamerica Morgan Stanley Global Allocation VP, Morgan Stanley Investment Management Inc. (“MSIM”) uses the portfolio management, research and other resources of Morgan Stanley Asia Limited (“MSAL”). MSAL is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Advisers Act. One or more MSAL employees may provide services to the portfolio through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered “associated persons” of MSIM (as that term is defined in the Advisers Act) and one or more investment professionals from MSAL may render portfolio management, research and other services to Transamerica Morgan Stanley Global Allocation VP, subject to the supervision of MSIM.

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The following is added as the second paragraph under the sub-section entitled “Sub-Sub-Advisers” under the section entitled “Sub-Advisers” in the Statement of Additional Information:

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as sub-sub-adviser to Transamerica Morgan Stanley Global Allocation VP. MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, is a registered investment adviser. MSIM Limited is a wholly owned subsidiary of Morgan Stanley, a publicly owned financial services company. MSIM Limited serves as sub-sub-adviser pursuant to a Delegation Agreement with Morgan Stanley Investment Management Inc.

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The following replaces the information in the Statement of Additional Information under the section in Appendix B with respect to other accounts managed and entitled “Portfolio Managers - Morgan Stanley Investment Management Inc. (“Morgan Stanley”)”:

Transamerica Morgan Stanley Global Allocation VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Ryan Meredith, CFA*	6	$3.3 billion	34	$14.4 billion	39	$14.5 billion

Steven Turner, CFA[1]*	6	$3.3 billion	34	$14.4 billion	39	$14.0 billion

Mark A. Bavoso	6	$1.64 billion	9	$2.67 billion	5	$2.44 billion

Jim Caron*	9	$4.3 billion	34	$14.4 billion	37	$14.0 billion

Rui De Figueiredo*	6	$3.3 billion	34	$14.4 billion	39	$14.5 billion

Damon Wu*	6	$3.3 billion	34	$14.4 billion	39	$14.0 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Ryan Meredith, CFA*	0	$0	0	$0	6	$7.3 billion

Steven Turner, CFA[1]*	0	$0	0	$0	6	$7.3 billion

Mark A. Bavoso	0	$0	0	$0	4	$2.43 billion

Jim Caron*	0	$0	0	$0	6	$7.3 billion

Rui De Figueiredo*	0	$0	0	$0	6	$7.3 billion

Damon Wu*	0	$0	0	$0	6	$7.3 billion

1 Mr. Steven Turner is an employee of the sub-sub-adviser, Morgan Stanley Investment Management Limited.

* As of April 30, 2025

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Investors Should Retain this Supplement for Future Reference

October 9, 2025